Acquisition of Assets of B&R Liquid Adventure, LLc (Details Narrative) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Issuance of common stock shares	21,900,106
B&R Liquid Adventure, LLC [Member] | Minimum [Member]
Number of common stock acquisition during the period		$ 500,000
B&R Liquid Adventure, LLC [Member] | Maximum [Member]
Number of common stock acquisition during the period		500,000
B&R Liquid Adventure, LLC [Member]
Number of common stock acquisition during the period		500,000
B&R Liquid Adventure, LLC [Member]
Cash payment required for purchase of B&R		260,000
Secured promissory note		$ 140,000
Issuance of common stock shares		1,479,290
Number of common stock acquisition during the period		$ 500,000
Amount of of scheduled liabilities assumed for acquisition		$ 121,416
Fair value of shares issued		1,479,290